CONDENSED BALANCE SHEET (Unaudited) - USD ($)	Sep. 30, 2020	Feb. 12, 2020
Current assets:
Cash	$ 759,102	$ 20,000
Prepaid expenses and other current assets	240,602
Total Current Assets	999,704
Investments held in Trust Account	414,222,151
TOTAL ASSETS	415,221,855	95,303
Current liabilities
Accrued expenses	280,690	1,000
Income taxes payable	29,152
Total Current Liabilities	309,842	71,303
Deferred underwriting fee payable	14,490,000	12,600,000
TOTAL LIABILITIES	14,799,842
Commitments and Contingencies
Class A common stock, $0.0001 par value, subject to possible redemption, 39,542,201 shares at $10.00 per share	395,422,010
Stockholders' Equity
Preferred stock, $0.0001 par value; 1,000,000 authorized; none issued and outstanding	0
Common stock		1,035
Additional paid-in capital	5,389,917	23,965
Accumulated deficit	(391,135)
Total Stockholders' Equity	5,000,003	24,000
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY	415,221,855	95,303
Class A Common Stock [Member]
Stockholders' Equity
Common stock	186
Accumulated deficit		(1,000)
Class B Common Stock [Member]
Stockholders' Equity
Common stock	$ 1,035
Total Stockholders' Equity		$ 24,000